Submission	Sep. 19, 2025
Submission [Line Items]
Central Index Key	0001998043
Registrant Name	Pearl Diver Credit Co Inc.
Registration File Number	333-288772
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES